Finance Revenue and Costs	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Finance Revenue and Costs
FINANCE REVENUE AND COSTS

Finance revenue relates to interest earned on the Company’s bank account balances and term deposits.

Finance costs recognized in net earnings (loss) were as follows:

($000s)	2018	2017
Interest on convertible debenture[1]	$—	$1,089
Interest on long-term debt (Note 17)	4,275	3,994
Interest on note payable[2]	—	532
Interest on reserves-based lending facility (Note 17)	440	289
Amortization of deferred financing costs	360	329
Finance costs	$5,075	$6,233
[1] The convertible debentures matured on March 31, 2017 and were repaid in full on that date for their aggregate face value of C$97.8 million ($73.4 million).
[2] The Company repaid the outstanding vendor take-back note balance of C$13.6 million ($10.0 million) on May 16, 2017.